UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3864

                           Oppenheimer Balanced Fund
                           -------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--49.4%
----------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.2%
----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
WCI Communities, Inc. 1                                                                   97,400      $     3,119,722
----------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
IAC/InterActiveCorp 1                                                                    144,400            3,472,820
----------------------------------------------------------------------------------------------------------------------
MEDIA--6.1%
Liberty Global, Inc., Series A 1                                                         569,594           26,582,952
----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                             2,207,100           22,490,349
----------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                                      188,800            6,045,376
                                                                                                      ----------------
                                                                                                           55,118,677
----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The)                                                                          118,800            2,346,300

----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.6%
----------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Constellation Brands, Inc., Cl. A 1                                                      288,600            8,513,700
----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Tyson Foods, Inc., Cl. A                                                                 328,900            5,854,420
----------------------------------------------------------------------------------------------------------------------
TOBACCO--2.0%
Altria Group, Inc.                                                                       282,400           18,259,984

----------------------------------------------------------------------------------------------------------------------
ENERGY--4.4%
----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Halliburton Co.                                                                          103,300            4,939,806
----------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.9%
BP plc, ADR                                                                               70,900            4,422,742
----------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                       49,100            4,085,120
----------------------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                                    249,200            9,140,332
----------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                       112,000            5,164,431
----------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                    200,400            7,507,640
----------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                            37,500            4,381,875
                                                                                                      ----------------
                                                                                                           34,702,140

----------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.0%
----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
UBS AG                                                                                    34,492            2,691,533
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.5%
Bank of America Corp.                                                                     96,952            4,421,981
----------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                            85,974            4,264,310
----------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                         77,300            4,760,134
                                                                                                      ----------------
                                                                                                           13,446,425
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.9%
Alliance Capital Management Holding LP                                                    51,700            2,416,458
----------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                               92,900            7,432,929
----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                          230,700           10,665,261
----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                     144,300            5,096,676
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                            69,400            6,890,032
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                            46,900            2,460,843
                                                                                                      ----------------
                                                                                                           34,962,199
----------------------------------------------------------------------------------------------------------------------
INSURANCE--2.1%
American International Group, Inc.                                                        42,500            2,469,250
----------------------------------------------------------------------------------------------------------------------


1               |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Assured Guaranty Ltd. 2                                                                  101,200      $     2,364,032
----------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                     49,600            4,612,800
----------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                          305,200            9,226,196
                                                                                                      ----------------
                                                                                                           18,672,278
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Host Marriott Corp.                                                                      197,600            3,458,000
----------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Countrywide Financial Corp.                                                              114,800            4,432,428
----------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                               51,100            3,333,253
                                                                                                      ----------------
                                                                                                            7,765,681

----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.0%
----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.3%
MedImmune, Inc. 1                                                                        168,600            4,504,992
----------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                    150,200            6,683,900
                                                                                                      ----------------
                                                                                                           11,188,892
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Beckman Coulter, Inc.                                                                     85,200            5,416,164
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Manor Care, Inc.                                                                          67,000            2,661,910
----------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                                 367,200            4,494,528
                                                                                                      ----------------
                                                                                                            7,156,438
----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.3%
GlaxoSmithKline plc, ADR                                                                 118,500            5,748,435
----------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                             291,740            8,046,189
----------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                   108,300            4,439,217
----------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp. 3                                                                  245,800            4,684,948
----------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                                           239,900            7,091,444
                                                                                                      ----------------
                                                                                                           30,010,233

----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.4%
----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
Empresa Brasileira de Aeronautica SA, ADR                                                142,100            4,699,247
----------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                            361,700           13,249,071
----------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                 957,717            9,481,398
----------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                             170,100            6,654,312
                                                                                                      ----------------
                                                                                                           34,084,028
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Cendant Corp.                                                                            873,700           19,544,669
----------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1                                                               79,300            1,012,661
                                                                                                      ----------------
                                                                                                           20,557,330
----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
GrafTech International Ltd. 1                                                            230,900              992,870
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Tyco International Ltd.                                                                   71,000            2,073,200

----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.2%
----------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.8%
Hewlett-Packard Co.                                                                      204,479            4,807,301
----------------------------------------------------------------------------------------------------------------------


2               |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
International Business Machines Corp.                                                    147,100      $    10,914,820
                                                                                                      ----------------
                                                                                                           15,722,121
----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Flextronics International Ltd. 1                                                         485,300            6,410,813
----------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
Net2Phone, Inc. 1                                                                        676,600            1,224,646
----------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
CSG Systems International, Inc. 1                                                        162,300            3,080,454
----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.5%
Freescale Semiconductor, Inc., Cl. A 1                                                   397,500            8,351,475
----------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                              180,700            4,709,042
                                                                                                      ----------------
                                                                                                           13,060,517
----------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.8%
Compuware Corp. 1                                                                        345,329            2,482,916
----------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          408,500           10,147,140
----------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                           900,300            5,581,860
----------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                         234,300            3,905,781
----------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                    826,200           21,026,790
                                                                                                      ----------------
                                                                                                           43,144,487

----------------------------------------------------------------------------------------------------------------------
MATERIALS--1.1%
----------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Praxair, Inc.                                                                             82,700            3,853,820
----------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Companhia Vale do Rio Doce, Sponsored ADR                                                162,900            4,137,660
----------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Bowater, Inc.                                                                             47,100            1,524,627

----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
IDT Corp., Cl. B 1                                                                       696,200            9,161,992
----------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1,4                                                        450,000                   --
                                                                                                      ----------------
                                                                                                            9,161,992

----------------------------------------------------------------------------------------------------------------------
UTILITIES--1.5%
----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
AES Corp. (The) 1                                                                        534,000            8,746,920
----------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                   344,500            4,264,910
                                                                                                      ----------------
                                                                                                           13,011,830
                                                                                                      ----------------
Total Common Stocks (Cost $325,845,020)                                                                   443,135,807

                                                                                           UNITS
----------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1 (Cost $0)                                 11,758                9,054

                                                                                       PRINCIPAL
                                                                                          AMOUNT
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.2%
----------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 3.32%, 4/20/08 4,5                                                         $     550,000              549,175


3               |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                             $     552,923      $       551,978
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                                 2,180,000            2,179,318
----------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                  1,870,000            1,852,645
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                   890,000              890,275
----------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 4                                                 567,353              564,077
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 4                                                 609,627              608,492
Series 2005-C, Cl. AF1, 4.196%, 6/25/35 4                                              1,310,000            1,309,181
----------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity Mtg.
Obligations:
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                                   104,912              104,730
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                 342,938              341,639
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                                  860,000              855,813
----------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                    260,306              260,969
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                 1,530,000            1,527,399
----------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series 2004-DFS,
Cl. A2, 2.66%, 11/20/06 4                                                              1,330,000            1,323,163
----------------------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed Certificates,
Series 2003-1, Cl. A2, 2.35%, 4/20/27                                                     85,829               85,716
----------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                 1,760,000            1,789,192
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                      270,000              275,205
----------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
Obligations, Series 2003-3, Cl. AF1, 3.434%, 8/25/33 5                                    72,041               72,086
----------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 3.684%, 2/25/33 5                                                 134,654              136,524
Series 2005-7, Cl. AF1B, 4.317%, 6/1/35                                                1,360,000            1,359,864
----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                                     258,157              258,332
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                                    553,950              555,509
Series 2004-B, Cl. A2, 2.48%, 2/8/07 4                                                   935,612              933,821
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                   2,219,025            2,211,443
Series 2005-A, Cl. A2, 3.17%, 9/8/07 4                                                 2,290,000            2,284,179
----------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates, Series
2004-3, Cl. AF2, 3.80%, 7/25/34                                                          350,000              347,454
----------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                 1,564,296            1,559,970
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                 1,370,000            1,361,923
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                  1,500,000            1,499,713
----------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts., Series 2003-3,
Cl. A1, 1.50%, 1/15/08                                                                   485,094              483,780
----------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                    208,912              208,872
Series 2005-1, Cl. A2, 3.21%, 5/21/07 4                                                  930,000              927,740


4               |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                             $   1,420,000      $     1,420,000
----------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2002-1, Cl. A3,
2.49%, 10/22/07                                                                          147,405              147,362
----------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7,
Cl. C7, 4.57%, 3/15/16 5                                                               2,540,000            2,705,903
----------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                    327,649              327,188
----------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A, Cl. A2,
2.55%, 1/15/07                                                                         1,136,561            1,133,188
----------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                   118,667              118,778
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                    395,602              394,870
----------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations, Series 2002-B,
Cl. A4, 4.71%, 3/15/09                                                                 1,116,419            1,119,639
----------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations, Series 2004-3,
Cl. A2, 3.464%, 11/25/34 4,5                                                             237,291              237,458
----------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through Certificates:
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 4                                               500,000              495,600
Series 2005-1, Cl. AF2, 3.914%, 5/25/35                                                  390,000              387,086
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 4                                                630,000              630,622
----------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28 2                  1,130,000            1,133,006
----------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                    3,272,947            3,290,249
----------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations,
Series 2002-B, Cl. A4, 4.39%, 5/15/09                                                  2,327,274            2,332,249
----------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                    509,617              509,302
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                  1,005,119            1,002,644
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                  1,190,000            1,186,490
----------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                  1,418,426            1,413,789
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                  1,610,000            1,607,839
----------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B, Cl. A2,
2.40%, 5/21/07                                                                           878,883              876,012
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations, Series 2004-2,
Cl. AI1B, 2.94%, 9/25/18                                                               1,627,615            1,615,286
----------------------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations, Series 2002-2,
Cl. A4, 4.50%, 2/20/10                                                                   531,086              533,315
----------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates, Series 2004-1,
Cl. A2A, 2.59%, 5/15/07                                                                1,453,137            1,447,029
                                                                                                      ----------------
Total Asset-Backed Securities (Cost $55,453,962)                                                           55,335,081

----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--30.1%
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--24.4%
----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--24.2%
Federal Home Loan Mortgage Corp.:
6%, 9/1/24-9/1/34                                                                      6,052,261            6,217,248
6.50%, 4/1/18-4/1/34                                                                   2,558,307            2,659,205


5               |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
7%, 5/1/29-11/1/32                                                                 $   3,619,718      $     3,812,792
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                   63,046               63,029
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                       184,082              184,556
Series 2034, Cl. Z, 6.50%, 2/15/28                                                       582,066              608,100
Series 2053, Cl. Z, 6.50%, 4/15/28                                                       659,344              685,704
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                      830,921              862,896
Series 2075, Cl. D, 6.50%, 8/15/28                                                     1,991,574            2,070,888
Series 2080, Cl. Z, 6.50%, 8/15/28                                                       535,036              554,169
Series 2387, Cl. PD, 6%, 4/15/30                                                         920,662              929,797
Series 2456, Cl. BD, 6%, 3/15/30                                                         550,642              554,217
Series 2498, Cl. PC, 5.50%, 10/15/14                                                      88,073               88,380
Series 2500, Cl. FD, 3.72%, 3/15/32 5                                                    297,885              298,912
Series 2526, Cl. FE, 3.62%, 6/15/29 5                                                    374,914              376,140
Series 2550, Cl. QK, 4.50%, 4/15/22                                                      187,203              187,189
Series 2551, Cl. FD, 3.62%, 1/15/33 5                                                    299,416              301,730
Series 2583, Cl. KA, 5.50%, 3/15/22                                                    2,211,318            2,226,078
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 3.69%, 6/1/26 6                                                      531,609               95,307
Series 183, Cl. IO, 1.13%, 4/1/27 6                                                      832,184              150,061
Series 184, Cl. IO, 5.88%, 12/1/26 6                                                     880,494              153,215
Series 192, Cl. IO, 4.04%, 2/1/28 6                                                      245,099               41,622
Series 200, Cl. IO, 2.91%, 1/1/29 6                                                      293,596               50,709
Series 2130, Cl. SC, 7.61%, 3/15/29 6                                                    664,381               58,126
Series 2796, Cl. SD, 13.76%, 7/15/26 6                                                   977,378               90,349
Series 2920, Cl. S, 15.49%, 1/15/35 6                                                  6,048,490              362,067
Series 3000, Cl. SE, 0%, 7/15/25 6,7                                                   5,140,000              236,119
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 6.27%, 6/1/26 8                                            215,540              190,248
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/20 7                                                                      10,642,000           10,595,441
5%, 6/1/18-7/1/18                                                                      5,152,532            5,215,904
5%, 7/1/20-8/11/35 7                                                                  23,584,000           23,635,446
5.50%, 3/1/33-1/1/34                                                                  16,762,756           17,012,682
5.50%, 7/17/20-7/1/35 7                                                               17,304,000           17,582,275
6%, 5/1/16                                                                             2,496,710            2,583,039
6%, 7/1/16-7/1/35 7                                                                   27,648,134           28,502,838
6.50%, 12/1/27-11/1/31                                                                 3,880,875            4,034,610
6.50%, 7/1/35 7                                                                       56,587,000           58,567,545
7%, 11/1/17                                                                            1,977,253            2,072,777
7.50%, 8/1/29                                                                            826,207              884,097
8.50%, 7/1/32                                                                             59,147               64,297
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg. Obligations,
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                                    1,921,026            2,030,444
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real
Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                   1,541,068            1,616,165


6               |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                 $     201,567      $       201,741
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                       490,965              495,065
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                 2,151,377            2,235,169
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                       504,157              511,472
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                       364,590              367,388
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                       155,445              156,699
Trust 2002-77, Cl. WF, 3.66%, 12/18/32 5                                                 464,445              467,550
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                    447,354              447,063
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                     2,480,000            2,535,227
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                    630,000              658,121
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                  1,045,000            1,103,121
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                        48,155               48,077
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                    1,633,000            1,671,076
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real
Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-38, Cl. SO, 5.03%, 4/25/32 6                                                1,089,997               78,072
Trust 2002-47, Cl. NS, 1.65%, 4/25/32 6                                                1,131,103              112,333
Trust 2002-51, Cl. S, 1.87%, 8/25/32 6                                                 1,038,531              104,171
Trust 2002-77, Cl. IS, 4.04%, 12/18/32 6                                               1,857,033              207,075
Trust 2005-71, Cl. SA, 7/25/25 6,7                                                     3,290,000              200,484
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 214, Cl. 2, 3.28%, 3/1/23 6                                                      1,570,523              287,219
Trust 222, Cl. 2, 0.57%, 6/1/23 6                                                      1,771,942              312,376
Trust 240, Cl. 2, 3.85%, 9/1/23 6                                                      2,692,767              485,871
Trust 252, Cl. 2, (1.73)%, 11/1/23 6                                                   1,335,761              255,605
Trust 254, Cl. 2, 1.65%, 1/1/24 6                                                        676,675              124,791
Trust 273, Cl. 2, 3.07%, 7/1/26 6                                                        387,564               68,812
Trust 319, Cl. 2, (3.36)%, 2/1/32 6                                                      562,601              100,568
Trust 321, Cl. 2, (8.51)%, 3/1/32 6                                                    5,778,289            1,050,422
Trust 329, Cl. 2, (0.56)%, 1/1/33 6                                                    1,333,082              235,713
Trust 333, Cl. 2, (1.25)%, 3/1/33 6                                                    6,185,970            1,110,873
Trust 334, Cl. 17, (4.49)%, 2/1/33 6                                                     947,144              154,093
Trust 2001-81, Cl. S, 5.12%, 1/25/32 6                                                   586,504               60,186
Trust 2002-9, Cl. MS, 2.81%, 3/25/32 6                                                   783,992               83,279
Trust 2002-52, Cl. SD, (1.38)%, 9/25/32 6                                              1,283,473              139,577
Trust 2002-77, Cl. SH, 9.47%, 12/18/32 6                                                 750,643               80,188
Trust 2003-4, Cl. S, 18.48%, 2/25/33 6                                                 1,362,506              134,028
Trust 2004-54, Cl. DS, 8.94%, 11/25/30 6                                               1,147,728               93,609
Trust 2005-6, Cl. SE, 15.54%, 2/25/35 6                                                4,131,374              251,149
Trust 2005-19, Cl. SA, 14.04%, 3/25/35 6                                              16,467,086            1,025,797
Trust 2005-40, Cl. SA, 18.08%, 5/25/35 6                                               3,762,238              230,985
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security,
Trust 1993-184, Cl. M, 8.77%, 9/25/23 8                                                  594,653              522,275
                                                                                                      ----------------
                                                                                                          216,913,733


7               |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
4.375%, 3/20/26 5                                                                  $      44,778      $        45,576
7%, 4/15/26                                                                              265,215              281,724
7.50%, 5/15/27                                                                         1,330,966            1,429,060
----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, 2.35%, 1/16/27 6                                               1,317,565              123,539
Series 2002-15, Cl. SM, (2.42)%, 2/16/32 6                                             1,225,033              107,397
Series 2002-76, Cl. SY, 1.34%, 12/16/26 6                                              2,548,886              244,425
Series 2004-11, Cl. SM, (2.23)%, 1/17/30 6                                               979,349               81,094
                                                                                                      ----------------
                                                                                                            2,312,815

----------------------------------------------------------------------------------------------------------------------
NON-AGENCY--5.7%
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL--5.3%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                1,480,000            1,485,770
Series 2005-2, Cl. A4, 4.783%, 7/10/42                                                 1,910,000            1,942,828
Series 2005-3, Cl. A2, 4.501%, 7/10/43 7                                               1,580,000            1,589,875
----------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                 1,887,941            1,914,326
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                 1,469,272            1,506,463
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                  768,570              768,564
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 5                                                102,844              102,805
Series 2005-E, Cl. 2A2, 4.994%, 6/25/35                                                  517,379              517,678
----------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                   750,000              770,985
----------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 3.494%, 10/25/34 5                                            1,116,667            1,117,826
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                2,390,126            2,460,571
----------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial Mtg.
Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                975,671            1,028,265
----------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                  960,000              966,840
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                  650,000              655,374
----------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations, Series
2004-C3, Cl. A4, 4.547%, 12/10/41                                                        940,000              947,115
----------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                    650,837              680,022
----------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates, Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                 1,330,000            1,330,435
----------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                 997,582              984,540
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                 620,000              627,794
----------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 04-12, Cl
3A1, 4.495%, 12/25/34 4,5                                                              1,562,375            1,558,647
----------------------------------------------------------------------------------------------------------------------


8               |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42               $     380,000      $       383,465
----------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                   2,326,917            2,375,891
----------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 5                                   3,541,867            3,547,369
----------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations, Series
2004-2, Cl. A1, 6.50%, 8/25/32 7                                                       3,641,434            3,711,988
----------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30 2                                              1,130,000            1,200,064
----------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                          1,362,000            1,550,592
----------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                1,328,716            1,346,928
----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-C1, Cl. F, 8.42%, 1/20/28 4,5                                  250,000              205,000
----------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                               1,930,000            1,936,455
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                               2,190,000            2,231,063
----------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg. Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.69%, 5/25/35 5                                1,930,531            1,936,061
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2A1, 4.54%, 1/25/35 5                                              2,384,078            2,384,740
Series 2004-N, Cl. A10, 3.803%, 8/25/34 4                                              1,410,322            1,411,965
Series 2004-W, Cl. A2, 4.611%, 11/25/34 5                                                681,781              680,586
                                                                                                      ----------------
                                                                                                           47,858,890
----------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.4%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations, Series
2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                       3,123,930            3,192,266
                                                                                                      ----------------
Total Mortgage-Backed Obligations (Cost $270,657,650)                                                     270,277,704

----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.6%
----------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 9                                               1,245,000            1,140,269
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.125%, 11/15/06                                  2,600,000            2,575,815
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                        3,495,000            3,489,195
4.125%, 7/12/10                                                                        1,406,000            1,412,191
6.625%, 9/15/09 2                                                                        235,000              258,967
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.75%, 5/17/07                                                                         3,300,000            3,291,450
4.25%, 7/15/07 2                                                                       2,170,000            2,190,305
6.625%, 9/15/09 2                                                                        365,000              402,586
7.25%, 5/15/30                                                                         1,215,000            1,692,418
7.25%, 1/15/10 2,10                                                                    5,400,000            6,129,275
----------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                                         1,560,000            1,569,023


9               |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------
5.375%, 11/13/08 2                                                                 $     375,000      $       392,171
Series A, 6.79%, 5/23/12                                                              11,936,000           13,837,894
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2/15/31 2                                                 1,531,000            1,807,059
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.625%, 6/15/10 2                                                                      2,387,000            2,377,304
3.75%, 3/31/07                                                                         4,140,000            4,147,601
4%, 2/15/15 2                                                                            920,000              923,559
4.125%, 5/15/15 2                                                                      1,931,000            1,959,814
5%, 8/15/11 2                                                                          1,000,000            1,066,446
                                                                                                      ----------------
Total U.S. Government Obligations (Cost $50,251,503)                                                       50,663,342

----------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
----------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 2 (Cost $724,506)                             665,000              755,773
----------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--14.1%
----------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                       500,000              635,621
----------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                            1,675,000            1,710,222
----------------------------------------------------------------------------------------------------------------------
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31 2                                                            660,000              802,586
8.70% Sr. Unsec. Debs., 5/1/30                                                           459,000              595,931
----------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08 2                    740,000              780,700
----------------------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 11                            365,000              366,371
----------------------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                                     495,000              489,393
----------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                                    650,000              655,330
----------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc., 7.70% Debs., 5/1/32                                               935,000            1,186,609
----------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                           1,180,000            1,415,719
----------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                                    23,000               23,630
----------------------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                                     140,000              151,996
----------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bond 12                                            1,420,000            1,450,530
----------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                                  770,000              820,050
----------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07 2                                          142,000              145,866
----------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                                   750,000            1,061,984
----------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                                        238,000              238,020
----------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
7.25% Sr. Nts., Series B, 9/1/10 2                                                       975,000            1,082,961
8.125% Unsec. Nts., Series B, 7/15/05                                                    335,000              335,352
----------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08 2                                    1,710,000            1,839,878
----------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14 2                                       895,000              975,550
----------------------------------------------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                                                              595,000              667,673
7.40% Unsec. Nts., 5/15/07                                                             1,200,000            1,266,337
----------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                    680,000              798,599
----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
6.625% Unsec. Sub. Nts., 6/15/32                                                         955,000            1,143,946
6.875% Unsec. Nts., 2/15/98                                                              550,000              676,219
----------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11 2                                   399,000              447,379
----------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                        440,000              620,263
----------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                    925,000              941,023
----------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts., 4/1/12                               1,455,000            1,643,577
----------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                               925,000              924,871
----------------------------------------------------------------------------------------------------------------------


10              |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                              $     215,000      $       241,113
----------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 11                                   970,000            1,050,253
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.50% Nts., 8/15/13                            1,685,000            1,787,308
----------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                   860,000              909,791
----------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                                  760,000              789,813
----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                                                                880,000              958,762
8% Nts., 6/15/10                                                                         682,000              771,691
----------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                         650,000              814,761
----------------------------------------------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06 2                                                    1,020,000              997,050
----------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                  1,050,000            1,218,143
----------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                725,000              836,201
----------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                            830,000              847,147
----------------------------------------------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                                          295,000              308,210
8.10% Unsec. Nts., 8/1/10                                                                680,000              784,440
8.375% Nts., 3/15/06                                                                     560,000              576,656
----------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                      1,205,000            1,285,864
----------------------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                 1,875,000            1,826,908
----------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                730,000              742,748
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                               835,000            1,023,980
----------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
6.25% Unsec. Nts., 12/8/05                                                               628,000              631,083
6.50% Unsec. Nts., 1/25/07                                                               970,000              977,320
7.375% Nts., 10/28/09                                                                    375,000              366,777
7.60% Nts., 8/1/05                                                                       590,000              591,333
----------------------------------------------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 5                                                             785,000              912,034
8.75% Sr. Unsec. Nts., 3/1/31 5                                                          310,000              433,558
----------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                            585,000              576,396
----------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07 4                                                                  1,360,000            1,427,256
9.55% Unsub. Nts., 12/15/08 5                                                            199,000              229,620
----------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                             1,400,000            1,389,144
----------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.125% Nts., 9/15/06                                                                     885,000              885,885
7.50% Nts., 7/15/05                                                                    1,610,000            1,610,707
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12 2                       1,645,000            1,752,891
----------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                165,000              169,362
----------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10 2                                               1,400,000            1,340,266
----------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                      769,000              893,113
----------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                     1,775,000            1,780,620
----------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 4,5                             810,000              876,825
----------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., Series B, 1/15/09 2                     1,285,000            1,282,814
----------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 7.40% Nts., 4/1/37                                              1,000,000            1,085,000
----------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 2,11                                1,341,000            1,561,125
----------------------------------------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35 2                                            1,220,000            1,256,674
----------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 1,14              250,000              228,750
----------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                       810,000              893,542
----------------------------------------------------------------------------------------------------------------------


11              |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                              $   2,040,000      $     2,080,620
----------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07 2                                            1,255,000            1,341,437
----------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09 2                                 1,450,000            1,500,591
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                                        1,165,000            1,244,604
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                     185,000              196,133
----------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13 2                                            880,000              936,638
----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13 2                                  1,105,000            1,029,352
----------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                          935,000              982,992
----------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.:
7.65% Unsec. Unsub. Debs., 5/1/16                                                        682,000              849,276
8.50% Bonds, 12/1/29                                                                     160,000              231,789
----------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                           1,350,000            1,291,048
----------------------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                                      796,000              790,879
7.90% Unsec. Debs., 10/15/07                                                             735,000              785,517
----------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                          1,340,000            1,564,009
----------------------------------------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts., 12/15/14                                       1,390,000            1,413,460
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                        1,725,000            1,770,302
----------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5% Nts., 6/15/15 2                                                        595,000              605,023
----------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                       1,475,000            1,569,083
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                       760,000              846,132
----------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                            124,000              136,382
----------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                                  675,000              730,039
----------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                      250,000              247,344
7.875% Sr. Unsec. Nts., 11/15/10                                                       1,070,000            1,230,871
----------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                       1,125,000            1,273,825
----------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                    570,000              624,150
----------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 11                 562,650              543,652
----------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 11                     715,000              817,929
----------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 11                           1,215,000            1,609,491
----------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                1,285,000            1,719,122
----------------------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 2,4                                810,000              840,375
----------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                         915,000              934,167
----------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                        750,000              871,331
----------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                                 312,000              312,214
----------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07 2                                        2,110,000            2,126,777
----------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                      900,000            1,023,018
----------------------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13 2                                                             820,000              854,463
5.625% Unsec. Unsub. Nts., 8/15/14 2                                                     545,000              569,392
----------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                              1,055,000            1,472,212
----------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07 2                       1,350,000            1,417,500
----------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 4,13                               136,379              135,697
----------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                                        965,000              960,517
7.75% Unsec. Sub. Nts., 5/1/10                                                            86,000               98,824
----------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                               1,640,000            2,091,518
----------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 11                                   1,145,000            1,149,763
----------------------------------------------------------------------------------------------------------------------


12              |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                          $     308,000      $       398,686
----------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                 770,000              831,600
----------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                      1,605,000            1,581,310
----------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.55% Nts., 11/15/34 11                                                     1,155,000            1,140,126
----------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                 1,220,000            1,236,503
6.75% Sr. Unsub. Nts., 2/15/11                                                           515,000              572,376
----------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875% Bonds, 3/15/15                                          530,000              542,296
----------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                                         241,000              236,410
3.50% Sr. Unsec. Nts., 10/15/07                                                        1,255,000            1,228,109
----------------------------------------------------------------------------------------------------------------------
Visteon Corp., 7.95% Sr. Unsec. Nts., 8/1/05 2                                           529,000              529,794
----------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07 2                            1,765,000            1,799,822
----------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
6.875% Sr. Unsec. Nts., 5/15/09                                                        1,700,000            1,842,050
7% Sr. Nts., 7/15/28                                                                     290,000              337,383
----------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 4,13                               292,000              303,680
----------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                      1,755,000            1,813,610
                                                                                                      ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $123,571,144)                                       126,030,333

----------------------------------------------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.0%
----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%, 7/1/05 (Cost $10,123)                              10,123               10,123

----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.2%
----------------------------------------------------------------------------------------------------------------------
Undivided interest of 6.69% in joint repurchase agreement (Principal
Amount/Value $1,234,399,000, with a maturity value of $1,234,508,724) with UBS
Warburg LLC, 3.20%, dated 6/30/05, to be repurchased at $82,622,344 on 7/1/05, collateralized by Federal Home Loan Mortgage Corp., 5.50%, 2/1/35, with a
value of $1,260,871,334 (Cost $82,615,000)                                            82,615,000           82,615,000
----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $909,128,908)                                                  1,028,832,217

----------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--3.4%
----------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.2%
Whitehawk CDO Funding Corp., 3.48%, 9/15/05 15                                         2,000,000            2,000,000
----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.1%
Undivided interest of 0.18% in joint repurchase agreement (Principal
Amount/Value $4,000,000,000, with a maturity value of $4,000,386,667) with
Nomura Securities, 3.48%, dated 6/30/05, to be repurchased at $7,301,722 on
7/1/05, collateralized by U.S. Agency Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a value of $4,160,000,001 15                                     7,301,016            7,301,016
----------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.38% in joint repurchase agreement (Principal
Amount/Value $4,000,000,000, with a maturity value of $4,000,385,278) with
Nomura Securities, 3.4675%, dated 6/30/05, to be repurchased at $15,001,445 on
7/1/05, collateralized by U.S. Agency Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a value of $4,160,000,001 15                                    15,000,000           15,000,000
----------------------------------------------------------------------------------------------------------------------


13              |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 1% in joint repurchase agreement (Principal Amount/Value
$500,000,000, with a maturity value of $500,048,611) with WAMU Capital Corp.,
3.50%, dated 6/30/05, to be repurchased at $5,000,486 on 7/1/05, collateralized by U.S. Agency Mortgages, 2.95%--8%, 3/1/17--4/1/44, with a
value of $510,000,000 15                                                           $   5,000,000      $     5,000,000
                                                                                                      ----------------
                                                                                                           27,301,016
----------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.1%
Bear Stearns, 3.618%, 7/1/05 15                                                        1,000,000            1,000,000
                                                                                                      ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $30,301,016)                                                                                         30,301,016
----------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $939,429,924)                                            118.1%       1,059,133,233
----------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                      (18.1)        (162,559,620)
                                                                                   -----------------------------------
Net Assets                                                                                 100.0%     $   896,573,613
                                                                                   ===================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security-- See accompanying Notes to Quarterly Statement of Investments.

3. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                         CONTRACTS    EXPIRATION     EXERCISE       PREMIUM
                   SUBJECT TO CALL          DATE        PRICE      RECEIVED        VALUE
----------------------------------------------------------------------------------------
Schering-Plough
Corp.                          786       1/23/06       $22.50       $96,477      $27,510

4. Illiquid security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $16,622,953, which represents 1.85% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

5. Represents the current interest rate for a variable or increasing rate security.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $8,781,306 or 0.98% of the Fund's net assets as of June 30, 2005.

7. When-issued security or forward commitment to be delivered and settled after June 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $712,523 or 0.08% of the Fund's net assets as of June 30, 2005.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,135,051. See accompanying Notes to Quarterly Statement of Investments.

11. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,238,710 or 0.92% of the Fund's net assets as of June 30, 2005.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

13. Interest or dividend is paid-in-kind.

14. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

15. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.


14              |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $940,336,657
                                                      ============

Gross unrealized appreciation                         $133,141,840
Gross unrealized depreciation                          (14,345,264)
                                                      ------------
Net unrealized appreciation                           $118,796,576
                                                      ============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery.


15              |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2005, the Fund had purchased $175,159,837 of securities issued on a when-issued basis or forward commitment and sold $37,733,815 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2005, securities with an aggregate market value of $228,750, representing 0.03% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held


16              |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2005, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.


17              |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                         UNREALIZED
                                  EXPIRATION      NUMBER OF     VALUATION AS OF        APPRECIATION
CONTRACT DESCRIPTION                   DATES      CONTRACTS       JUNE 30, 2005      (DEPRECIATION)
----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                      9/21/05            232        $ 27,550,000        $    519,569
                                                                                       -------------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.            9/30/05            482         100,105,375                (783)
U.S. Treasury Nts., 5 yr.            9/21/05            656          71,432,250            (121,690)
U.S. Treasury Nts., 10 yr.           9/21/05              8             907,750                (272)
                                                                                       -------------
                                                                                           (122,745)
                                                                                       -------------
                                                                                       $    396,824
                                                                                       =============

OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase


18              |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended June 30, 2005 was as follows:

                                                                    CALL OPTIONS
                                                       -------------------------
                                                       NUMBER OF       AMOUNT OF
                                                       CONTRACTS        PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
September 30, 2004                                            --        $     --
Options written                                              786          96,477
                                                       -------------------------
Options outstanding as of
June 30, 2005                                                786        $ 96,477
                                                       =========================

TOTAL RETURN SWAP CONTRACTS
The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2005, the Fund had entered into the following total return swap agreements:

                                          PAID BY         RECEIVED BY
        SWAP         NOTIONAL         THE FUND AT         THE FUND AT         TERMINATION        UNREALIZED
COUNTERPARTY           AMOUNT       JUNE 30, 2005       JUNE 30, 2005                DATE      APPRECIATION
-----------------------------------------------------------------------------------------------------------
                                        One-Month
                                      LIBOR Minus
UBS AG            $ 5,260,000               0.25%               1.510%            12/1/05          $ 16,125

Index abbreviations are as follows:

LIBOR       London-Interbank Offered Rate

ILLIQUID SECURITIES
As of June 30, 2005, investments in securities included issues that are illiquid. A security


19              |               Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

SECURITIES LENDING
The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2005, the Fund had on loan securities valued at $38,610,914. Collateral of $39,139,391 was received for the loans, of which $30,301,016 was received in cash and subsequently invested in approved instruments.


20              |               Oppenheimer Balanced Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date: August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date:  August 10, 2005

By:  /s/Brian W. Wixted
     -----------------------
        Brian W. Wixted
        Principal Financial Officer

Date:  August 10, 2005